Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Oct. 01, 2011
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio
Average Annual Return:
1 Year	6.59%
5 Year	3.79%
Performance Since 9/30/2004	3.85%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	5.85%
5 Year	2.72%
Performance Since 9/30/2004	2.88%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	4.28%
5 Year	2.63%
Performance Since 9/30/2004	2.74%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Conservative Allocation Portfolio) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
Performance Since 9/30/2004	5.17%
(WF WealthBuilder Conservative Allocation Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
Performance Since 9/30/2004	4.07%
(WF WealthBuilder Conservative Allocation Portfolio) | WealthBuilder Conservative Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	8.55%
5 Year	5.35%
Performance Since 9/30/2004	5.18%
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio
Average Annual Return:
1 Year	13.05%
5 Year	0.47%
10 Year	(0.04%)
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	13.05%
5 Year	(0.17%)
10 Year	(0.44%)
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Equity Portfolio) | WealthBuilder Equity Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.48%
5 Year	0.30%
10 Year	(0.13%)
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Equity Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio
Average Annual Return:
1 Year	13.52%
5 Year	1.15%
Performance Since 9/30/2004	3.45%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	13.35%
5 Year	0.57%
Performance Since 9/30/2004	2.92%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	8.83%
5 Year	0.73%
Performance Since 9/30/2004	2.73%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Growth Allocation Portfolio) | WealthBuilder Growth Allocation Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.68%
5 Year	3.25%
Performance Since 9/30/2004	4.52%
(WF WealthBuilder Growth Allocation Portfolio) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
Performance Since 9/30/2004	5.17%
(WF WealthBuilder Growth Allocation Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
Performance Since 9/30/2004	4.07%
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced
Average Annual Return:
1 Year	12.18%
5 Year	2.02%
10 Year	1.92%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced | (after taxes on distributions)
Average Annual Return:
1 Year	11.85%
5 Year	1.05%
10 Year	1.14%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	7.95%
5 Year	1.31%
10 Year	1.28%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Growth Balanced Portfolio) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
10 Year	5.84%
(WF WealthBuilder Growth Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%
(WF WealthBuilder Growth Balanced Portfolio) | WealthBuilder Growth Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.53%
5 Year	3.88%
10 Year	3.29%
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio
Average Annual Return:
1 Year	9.07%
5 Year	3.09%
Performance Since 9/30/2004	3.95%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	8.48%
5 Year	2.21%
Performance Since 9/30/2004	3.15%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Moderate Balanced Portfolio) | WealthBuilder Moderate Balanced Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	5.90%
5 Year	2.17%
Performance Since 9/30/2004	2.96%
Inception Date of Share Class	Sep. 30, 2004
(WF WealthBuilder Moderate Balanced Portfolio) | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.54%
5 Year	5.80%
Performance Since 9/30/2004	5.17%
(WF WealthBuilder Moderate Balanced Portfolio) | Wealthbuilder Moderate Balanced Composite Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.41%
5 Year	4.78%
Performance Since 9/30/2004	5.07%
(WF WealthBuilder Moderate Balanced Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
Performance Since 9/30/2004	4.07%
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio
Average Annual Return:
1 Year	14.21%
5 Year	1.24%
10 Year	1.13%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio | (after taxes on distributions)
Average Annual Return:
1 Year	14.21%
5 Year	0.58%
10 Year	0.75%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Tactical Equity Portfolio) | WealthBuilder Tactical Equity Portfolio | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	9.24%
5 Year	0.93%
10 Year	0.87%
Inception Date of Share Class	Oct. 01, 1997
(WF WealthBuilder Tactical Equity Portfolio) | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.06%
5 Year	2.29%
10 Year	1.41%